COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 04, 2019	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2021
Loss Contingencies [Line Items]
Employee claims			$ 566,000	$ 566,000
Common stock, shares issued			6,105,525	3,718,030		54,330
Damages			$ 750,000	$ 750,000
Claim interest			749,190	749,190
Compensation claim			566,000	566,000
Compensation seeks			60,000	60,000
Salary payments	$ 10,000		122,042.60	122,042.60
Settlement amount			1,082,078.91	1,082,078.91
Preferred stock, shares outstanding			8,000,000	8,000,000
Judgment claim			8,000,000	8,000,000
Accrued litigation compensation				1,298,495
Damages issued in a final arbitration award amount				705,537
Provision for loss on litigation settlement				$ 818,352
Ad Active Media Inc [Member]
Loss Contingencies [Line Items]
Litigation payables			818,353
Legal fees and costs			$ 705,532
Common Stock [Member]
Loss Contingencies [Line Items]
Number of stocks in transaction, shraes			130	130
Rahul Narain [Member]
Loss Contingencies [Line Items]
Salary payments		$ 749,190
CVO Advisors Pte Ltd [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			2,536	2,536
Damages			$ 9,918,000	$ 9,918,000
CVO Advisors Pte Ltd [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			1,721	1,721
Thomas O Connor [Member]
Loss Contingencies [Line Items]
Number of stocks in transaction, shraes			1,721
Number of stocks in transaction, shares				1,721
Thomas O Connor [Member] | Warrant [Member]
Loss Contingencies [Line Items]
Exercised shares			1,148	1,148
Minimum [Member]
Loss Contingencies [Line Items]
Proceeds for damage			$ 1,500,000	$ 1,500,000
Minimum [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			130	130
Minimum [Member] | Rahul Narain [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			130	130
Minimum [Member] | CVO Advisors Pte Ltd [Member]
Loss Contingencies [Line Items]
Proceeds for damage			$ 1,500,000	$ 1,500,000
Maximum [Member]
Loss Contingencies [Line Items]
Proceeds for damage			$ 4,000,000	$ 4,000,000
Maximum [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			195	195
Maximum [Member] | Rahul Narain [Member]
Loss Contingencies [Line Items]
Common stock, shares issued			195	195
Maximum [Member] | CVO Advisors Pte Ltd [Member]
Loss Contingencies [Line Items]
Proceeds for damage			$ 2,000,000	$ 2,000,000